May 30, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Money Market Trust (the "Trust")
         File Nos. 333-42181/811-08555


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Funds' most recent post-effective amendment (Post-Effective Amendment No. 12 to Registration Statement No. 333-42181/811-08555) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 26, 2000.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                           Stephanie P. Thistlewood